Other Current Assets	12 Months Ended
Dec. 31, 2015
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

Note 5 – OTHER CURRENT ASSETS

Other current assets consist of other receivables and deposits. Other receivable principally includes advances to employees for business travel or business development purpose and other miscellaneous receivables such utility fees, social insurances, and personal income tax paid in advances on behalf of employees. Deposits include guarantee deposit, rent deposit, and security deposit for bidding customer projects. As of December 31, 2015 and 2014, other current assets consist of the following:

	December 31,
	2015	2014
Other receivables	$321,430	$442,951
Deposits	806,832	855,044
Total other current assets	$1,128,262	$1,297,995